Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, J.P. Morgan Securities LLC and JPMorgan Chase Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, Commercial Mortgage Pass-Through Certificates, Series 2024-FBLU securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 20, 2024.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 27, 2024 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2024-FBLU Accounting Tape Final.xlsx (provided on November 27, 2024).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.

•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.

•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.

•	The phrase “Ground Lease” refers to the draft or signed ground lease agreement, abstract, ground lease fee invoice, or exhibit thereof.

•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.

•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.

•	The phrase “Mezzanine Loan Agreement” refers to a signed or draft mezzanine loan agreement, assumptions of payment guarantee, or amendments thereof.

•	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments, assumptions or non-disturbance agreements thereof.

•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 12, 2024 through November 27, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers

New York, NY

November 27, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

FMBT 2024-FBLU	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	Appraisal Report	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Keys	Underwriting File	None
19	Loan Per Unit ($)	Recalculation	None
20	Mortgage Loan Original Balance ($)	Loan Agreement	None
21	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
22	% of Initial Pool Balance	Recalculation	None
23	Pari Passu Split (Y/N)	Loan Agreement	None
24	Mortgage Loan Rate (%)	Recalculation	None
25	Administrative Fee Rate (%)	Fee Schedule	None
26	Mortgage Loan Interest Rate (At SOFR Cap)	Recalculation	None
27	Margin	None - Company Provided	None
28	Mortgage Loan Index	Loan Agreement	None
29	Assumed SOFR	None - Company Provided	None
30	SOFR Rounding Methodology	None - Company Provided	None
31	Float Rate Change Frequency (Mos)	Loan Agreement	None
32	SOFR Floor	Loan Agreement	None
33	SOFR Strike Cap	None - Company Provided	None
34	Extension Term Strike Rate	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

FMBT 2024-FBLU	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
35	SOFR Cap Expiration	None - Company Provided	None
36	SOFR Cap Counterparty	None - Company Provided	None
37	SOFR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
38	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
39	Mortgage Loan NCF DSCR at SOFR Cap	Recalculation	None
40	SOFR Lookback Days	Loan Agreement	None
41	Extension Options (Y/N)	Loan Agreement	None
42	Extension Options (#/Mos)	Loan Agreement	None
43	Extension Spread Increase Description	Loan Agreement	None
44	First Extension Fee	Loan Agreement	None
45	Second Extension Fee	Loan Agreement	None
46	Third Extension Fee	Loan Agreement	None
47	Fully Extended Original Term	Recalculation	None
48	Fully Extended Remaining Term	Recalculation	None
49	Fully Extended Maturity Date	Loan Agreement	None
50	Fully Extended Amortization Term	Loan Agreement	None
51	Mortgage Loan Monthly Payment ($)	Recalculation	None
52	Mortgage Loan Annual Debt Service ($)	Recalculation	None
53	Interest Accrual Method	Loan Agreement	None
54	Interest Accrual Period	Loan Agreement	None
55	Origination Date	None - Company Provided	None
56	First Due Date	Loan Agreement	None
57	Last IO Due Date	Loan Agreement	None
58	First P&I Due Date	Loan Agreement	None
59	Due Date	Loan Agreement	None
60	Grace Period- Late Fee	Loan Agreement	None
61	Grace Period- Default	Loan Agreement	None
62	Amortization Type	Loan Agreement	None
63	Original Interest-Only Period (Mos.)	Recalculation	None
64	Remaining Interest-Only Period (Mos.)	Recalculation	None
65	Original Term To Maturity (Mos.)	Recalculation	None
66	Remaining Term To Maturity (Mos.)	Recalculation	None
67	Original Amortization Term (Mos.)	Not Applicable*	None
68	Remaining Amortization Term (Mos.)	Not Applicable*	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

FMBT 2024-FBLU	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
69	Seasoning	Recalculation	None
70	Maturity Date	Loan Agreement	None
71	Mortgage Loan Balloon Balance ($)	Recalculation	None
72	Lockbox	Loan Agreement	None
73	Cash Management	Loan Agreement	None
74	Cash Management Triggers	Loan Agreement	None
75	Performance Test Trigger Level	Loan Agreement	None
76	Lockout Period	Not Applicable*	None
77	Lockout Expiration Date	Not Applicable*	None
78	Prepayment Begin Date	Loan Agreement	None
79	Prepayment End Date	Loan Agreement	None
80	Open Period Begin Date	Loan Agreement	None
81	Open Period (Payments)	Recalculation	None
82	Prepayment Type	Loan Agreement	None
83	Prepayment Provision	Loan Agreement	None
84	Partially Prepayable without Penalty	Loan Agreement	None
85	Partially Prepayable without Penalty Description	Not Applicable*	None
86	Partial Collateral Release Description	Not Applicable*	None
87	Day of Month Prepayment Permitted	Loan Agreement	None
88	Due on Sale	Loan Agreement	None
89	Due on Encumbrance	Loan Agreement	None
90	Mezzanine Debt Original Balance ($)	Mezzanine Loan Agreement	None
91	Mezzanine Debt Cut-Off Date Balance ($)	Recalculation	None
92	Mezzanine Debt Maturity Balance ($)	Recalculation	None
93	Mezzanine Debt Margin (%)	None - Company Provided	None
94	Mezzanine Debt Interest Rate (%)	Recalculation	None
95	Mezzanine Annual Payment ($)	Recalculation	None
96	Mezzanine Debt Interest Rate (At SOFR Cap)	Recalculation	None
97	Mezzanine Loan Annual Payment (At SOFR Cap)	Recalculation	None
98	Total Loan Original Balance ($)	Recalculation	None
99	Total Loan Cut-Off Date Balance ($)	Recalculation	None
100	Total Loan Maturity Balance ($)	Recalculation	None
101	Total Loan Debt Margin	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

FMBT 2024-FBLU	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
102	Total Loan Interest Rate	Recalculation	None
103	Total Loan Annual Payment ($)	Recalculation	None
104	Total Loan Interest Rate at Cap	Recalculation	None
105	Total Loan Annual Payment (At SOFR Cap)	Recalculation	None
106	Total Loan Cut Off Date LTV (%)	Recalculation	None
107	Total Loan Maturity Date LTV (%)	Recalculation	None
108	Total Loan NOI DSCR	Recalculation	None
109	Total Loan NCF DSCR	Recalculation	None
110	Total Debt Loan NOI Debt Yield	Recalculation	None
111	Total Debt Loan NCF Debt Yield	Recalculation	None
112	Other Subordinate Debt Balance ($)	Not Applicable*	None
113	Other Subordinate Debt Type	Not Applicable*	None
114	Future Debt Allowed?	Loan Agreement	None
115	Mortgage Assumable?	Loan Agreement	None
116	Assumption Fee	Loan Agreement	None
117	Appraiser Designation	Appraisal Report	None
118	Appraisal FIRREA (Y/N)	Appraisal Report	None
119	As-Is Appraisal Date	Appraisal Report	None
120	As-Is Appraised Value ($)	Appraisal Report	None
121	As-Stabilized Appraisal Date	Appraisal Report	None
122	As-Stabilized Appraised Value ($)	Appraisal Report	None
123	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
124	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
125	Single Tenant (Y/N)	Not Applicable*	None
126	Engineering Report Date	Engineering Report	None
127	Environmental Phase I Report Date	Environmental Report	None
128	Environmental Phase II	Environmental Report	None
129	Environmental Phase II Report Date	Environmental Report	None
130	PML or SEL (%)	Not Applicable*	None
131	Seismic Report Date	Not Applicable*	None
132	Earthquake Insurance Required (Y/N)	Loan Agreement	None
133	Terrorism Insurance Required (Y/N)	Loan Agreement	None
134	Environmental Insurance Required (Y/N)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

FMBT 2024-FBLU	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
135	Blanket Insurance Policy (Y/N)	Insurance Summary	None
136	Lien Position	Title Policy	None
137	Ownership Interest	Title Policy	None
138	Condominium Present?	Loan Agreement	None
139	Ground Lease (Y/N)	Ground Lease	None
140	Annual Ground Lease Payment ($)	Ground Lease	None
141	Ground Lease Expiration Date	Ground Lease	None
142	Ground Lease Extension (Y/N)	Ground Lease	None
143	# of Ground Lease Extension Options	Ground Lease	None
144	Ground Lease Expiration Date after all Extensions	Ground Lease	None
145	2021 EGI Date	Underwriting File	None
146	2021 EGI ($)	Underwriting File	$1.00
147	2021 Expenses ($)	Underwriting File	$1.00
148	2021 NOI ($)	Underwriting File	$1.00
149	2021 FF&E Reserve ($)	Underwriting File	$1.00
150	2021 NCF ($)	Underwriting File	$1.00
151	2022 EGI Date	Underwriting File	None
152	2022 EGI ($)	Underwriting File	$1.00
153	2022 Expenses ($)	Underwriting File	$1.00
154	2022 NOI ($)	Underwriting File	$1.00
155	2022 FF&E Reserve ($)	Underwriting File	$1.00
156	2022 NCF ($)	Underwriting File	$1.00
157	2023 EGI Date	Underwriting File	None
158	2023 EGI ($)	Underwriting File	$1.00
159	2023 Expenses ($)	Underwriting File	$1.00
160	2023 NOI ($)	Underwriting File	$1.00
161	2023 FF&E Reserve ($)	Underwriting File	$1.00
162	2023 NCF ($)	Underwriting File	$1.00
163	Most Recent Date (if past 2023)	Underwriting File	None
164	Most Recent # of months	Underwriting File	None
165	Most Recent Description	Underwriting File	None
166	Most Recent EGI (if past 2023) ($)	Underwriting File	$1.00
167	Most Recent Expenses (if past 2023) ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

FMBT 2024-FBLU	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
168	Most Recent NOI (if past 2023) ($)	Underwriting File	$1.00
169	Most Recent FF&E Reserve (if past 2023) ($)	Underwriting File	$1.00
170	Most Recent NCF (if past 2023) ($)	Underwriting File	$1.00
171	Underwritten EGI ($)	Underwriting File	$1.00
172	Underwritten Expenses ($)	Underwriting File	$1.00
173	Underwritten Net Operating Income ($)	Underwriting File	$1.00
174	Underwritten NOI DSCR (x)	Recalculation	None
175	Underwritten NOI Debt Yield	Recalculation	None
176	Underwritten FF&E Reserve ($)	Underwriting File	$1.00
177	Underwritten TI / LC ($)	Underwriting File	$1.00
178	Underwritten Other Reserve ($)	Underwriting File	$1.00
179	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
180	Underwritten NCF DSCR (x)	Recalculation	None
181	Underwritten NCF Debt Yield	Recalculation	None
182	2021 Occupancy	Underwriting File	None
183	2022 Occupancy	Underwriting File	None
184	2023 Occupancy	Underwriting File	None
185	TTM October 2024 Occupancy	Underwriting File	None
186	UW Occupancy	Underwriting File	None
187	2021 Average Daily Key Rate ($)	Underwriting File	None
188	2022 Average Daily Key Rate ($)	Underwriting File	None
189	2023 Average Daily Key Rate ($)	Underwriting File	None
190	TTM October 2024 Average Daily Key Rate ($)	Underwriting File	None
191	UW Average Daily Key Rate ($)	Underwriting File	None
192	2021 Daily RevPAR ($)	Underwriting File	None
193	2022 Daily RevPAR ($)	Underwriting File	None
194	2023 Daily RevPAR ($)	Underwriting File	None
195	TTM October 2024 Daily RevPAR ($)	Underwriting File	None
196	UW Daily RevPAR ($)	Underwriting File	None
197	Property Manager	Management Agreement	None
198	Hotel Franchise Flag	Not Applicable*	None
199	Franchise Agreement Expiration	Not Applicable*	None
200	Upfront RE Tax Reserve ($)	None - Company Provided	None
201	Ongoing RE Tax Reserve ($)	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

FMBT 2024-FBLU	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
202	Upfront Insurance Reserve ($)	Loan Agreement	None
203	Ongoing Insurance Reserve ($)	Loan Agreement	None
204	Upfront Replacement Reserve ($)	None - Company Provided	None
205	Ongoing Replacement Reserve ($)	Loan Agreement	None
206	Replacement Reserve Caps ($)	Loan Agreement	None
207	Upfront TI/LC Reserve ($)	Loan Agreement	None
208	Ongoing TI/LC Reserve ($)	Loan Agreement	None
209	TI/LC Caps ($)	Loan Agreement	None
210	Upfront Debt Service Reserve ($)	Loan Agreement	None
211	Ongoing Debt Service Reserve ($)	Loan Agreement	None
212	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
213	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
214	Upfront Environmental Reserve ($)	Loan Agreement	None
215	Ongoing Environmental Reserve ($)	Loan Agreement	None
216	Upfront Other Reserve ($)	None - Company Provided	None
217	Ongoing Other Reserve ($)	None - Company Provided	None
218	Other Reserve Description	None - Company Provided	None
219	Letter of Credit?	Loan Agreement	None
220	Letter of Credit Balance ($)	Loan Agreement	None
221	Letter of Credit Description	Loan Agreement	None
222	Release Provisions (Y/N)	Loan Agreement	None
223	Loan Purpose	None - Company Provided	None
224	Borrower Name	Loan Agreement	None
225	Tenant In Common (Y/N)	Loan Agreement	None
226	Sponsor	Loan Agreement	None
227	Carve-out Guarantor	Guaranty Agreement	None
228	Recourse	Guaranty Agreement	None
229	Single Purpose Borrower (Y/N)	Loan Agreement	None
230	Exit Fee	Not Applicable*	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

FMBT 2024-FBLU	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per Unit ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Keys.
21	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
22	% of Initial Pool Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mortgage Loan Original Balance ($).
24	Mortgage Loan Rate (%)	Sum of (i) Assumed SOFR and (ii) Margin.
26	Mortgage Loan Interest Rate (At SOFR Cap)	Sum of (i) SOFR Strike Cap and (ii) Margin.
38	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Mortgage Loan Interest Rate (At SOFR Cap) and (c) the Interest Accrual Method (365/360).
39	Mortgage Loan NCF DSCR at SOFR Cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service at SOFR Cap ($).
47	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
48	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
51	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
52	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
63	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
64	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
65	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
66	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
69	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
71	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

FMBT 2024-FBLU	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
81	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
91	Mezzanine Debt Cut-Off Date Balance ($)	Set equal to Mezzanine Debt Original Balance ($).
92	Mezzanine Debt Maturity Balance ($)	Set equal to Mezzanine Debt Cut-Off Date Balance ($).
94	Mezzanine Debt Interest Rate (%)	Sum of (i) Assumed SOFR and (ii) Mezzanine Debt Margin (%).
95	Mezzanine Annual Payment ($)	Product of (i) Mezzanine Debt Cut-Off Date Balance ($) and (b) Mezzanine Debt Interest Rate (%) and (c) the Interest Accrual Method (365/360).
96	Mezzanine Debt Interest Rate (At SOFR Cap)	Sum of (i) SOFR Strike Cap and (ii) Mezzanine Debt Margin (%).
97	Mezzanine Loan Annual Payment (At SOFR Cap)	Product of (i) Mezzanine Debt Cut-Off Date Balance ($) and (b) Mezzanine Debt Interest Rate (At SOFR Cap) and (c) the Interest Accrual Method (365/360).
98	Total Loan Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Mezzanine Debt Original Balance ($).
99	Total Loan Cut-Off Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mezzanine Debt Cut-Off Date Balance ($).
100	Total Loan Maturity Balance ($)	Sum of (i) Mortgage Loan Balloon Balance ($) and (ii) Mezzanine Debt Maturity Balance ($).
101	Total Loan Debt Margin	Quotient of (1) sum of (a) product of (i) Mortgage Loan Original Balance ($) and (ii) Margin, and (b) product of (i) Mezzanine Debt Original Balance ($) and (ii) Mezzanine Debt Margin (%), and (2) Total Loan Original Balance.
102	Total Loan Interest Rate	Sum of (i) Assumed SOFR and (ii) Total Loan Debt Margin.
103	Total Loan Annual Payment ($)	Sum of (i) Mortgage Loan Annual Debt Service ($) and (ii) Mezzanine Annual Payment ($).
104	Total Loan Interest Rate at Cap	Sum of (i) SOFR Strike Cap and (ii) Total Loan Debt Margin.
105	Total Loan Annual Payment (At SOFR Cap)	Sum of (i) Mortgage Loan Annual Debt Service at SOFR Cap ($) and (ii)Mezzanine Loan Annual Payment (At SOFR Cap).
106	Total Loan Cut Off Date LTV (%)	Quotient of (i) Total Loan Cut-Off Date Balance ($) and (ii) As-Is Appraised Value ($).
107	Total Loan Maturity Date LTV (%)	Quotient of (i) Total Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
108	Total Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Annual Payment ($).
109	Total Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

FMBT 2024-FBLU	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
110	Total Debt Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance ($).
111	Total Debt Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance ($).
123	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
124	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) As-Is Appraised Value ($).
174	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
175	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
180	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
181	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15